UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/27/2015

Item 1. Reports to Stockholders.

Semiannual Report 2/28/2015

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Limited-Term Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/27/15*

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays U.S.
			Aggregate Bond Index
			1-3 Years
6-Month	0.64%	-1.62%	0.47%

1-Year	1.57	-0.72	0.82

5-Year	3.95	3.48	1.30

10-Year	3.92	3.68	3.00

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to August 1, 2013, the maximum initial sales charge for Class A shares of the Fund was 4.75%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

*February 27, 2015, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through February 28, 2015.

2    OPPENHEIMER LIMITED-TERM BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a total return of 0.64% during the reporting period. On a relative basis, the Fund outperformed the Barclays U.S. Aggregate Bond Index 1-3 Years (the “Index”), which returned 0.47% during the reporting period. The Fund and the Index produced muted returns in what was a volatile time for fixed-income markets. The Fund’s outperformance stemmed primarily from its investments in mortgage-backed securities (“MBS”) and investment-grade corporate bonds.

MARKET OVERVIEW

Prior to the start of the reporting period, the U.S. Federal Reserve (the “Fed”) began reducing its monthly purchases of U.S. government Treasuries and mortgage-backed securities (“MBS”) in steady $10 billion increments. The Fed completed the process at the end of October 2014, thereby ending the quantitative easing (“QE”) program’s purchases. With the close of the QE program, the market grew concerned about when the Fed’s zero interest rate policy would end.

Throughout the period, U.S. growth continued at a higher pace than any other developed economy and employment gains remained positive. Growth in the rest of the world remained subdued, however, with major developed economies like the Eurozone and Japan continuing to disappoint due to weak aggregate demand.

The biggest surprise of the reporting period and possibly all of 2014 was the precipitous fall in the price of crude oil. Weak demand amid tepid global growth was responsible for part of the drop, but significantly, the U.S. energy revolution is increasingly helping to insulate global and domestic energy supplies from shocks in the Middle East and elsewhere.

Due to the confluence of these factors, longer-term U.S. Treasury rates swung fairly wildly during the reporting period, with the 10-year Treasury rate ultimately falling from the start of the reporting period through February 27, 2015. This net downward movement in rates contributed to U.S. Treasuries generating positive total returns. In contrast, investment-grade corporate bonds experienced challenges during this time as the average corporate spread to Treasuries widened. This was largely driven by the significant decline in energy prices as well as other factors like global growth concerns, geopolitical risk, and uncertainty around U.S. and foreign central bank policy.

FUND REVIEW

During the reporting period, the Fund received its strongest performance results from agency MBS and investment-grade corporate bonds. The Fund’s allocation to agency MBS benefited performance due to

3    OPPENHEIMER LIMITED-TERM BOND FUND

strong technicals and the “flight to quality” trade when credit sold off. The Fund’s tilt towards 30-year MBS versus 15-year MBS and positioning within those 30-year MBS positions helped performance as the 30-year sector’s higher yield and longer duration (sensitivity to interest rate changes) served the Fund well. Also contributing positively to performance was the Fund’s commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) holdings, whose solid yield levels were able to offset some modest spread widening. Although investment-grade corporate bonds had a volatile reporting period, our position in them benefited performance for the overall reporting period. Detracting from the Fund’s relative performance was its underweight to Treasury securities. That being said, the Fund’s strong allocation and preference for agency MBS more than offset the detraction.

STRATEGY & OUTLOOK

Despite the end of the Fed’s asset purchase program and the potentially increasing likelihood that the Fed begins to hike rates sometime in 2015, central banks around the globe are either continuing or expected to begin implementing their own versions of extraordinary monetary policy in the face of global growth concerns and corresponding deflationary threats. Such policies provide the financial markets with ample liquidity and have pushed global interest rates lower. Lower global rates have made higher yielding U.S. fixed income instruments more attractive to investors and the ensuing purchasing of such securities has resulted in lower U.S. interest rates as well. This sort of continuum may potentially keep rates low for some time.

Peter A. Strzalkowski, CFA Portfolio Manager

4    OPPENHEIMER LIMITED-TERM BOND FUND

Top Holdings and Allocations*

PORTFOLIO ALLOCATION
Non-Convertible Corporate
Bonds and Notes	43.0%
Mortgage-Backed Obligations
Government Agency	24.7
Non-Agency	14.3
Asset-Backed Securities	13.3
U.S. Government Obligations	4.6
Investment Company
Oppenheimer Institutional
Money Market Fund	0.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 27, 2015, and are based on the total market value of investments.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	30.5%
AA	6.2
A	17.7
BBB	37.4
BB	6.2
B	0.6
CCC	0.9
CC	0.3
D	0.2
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of February 27, 2015, and are subject to change. Except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

*	February 27, 2015, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements.

5    OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/27/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	0.64%	1.57%	3.95%	3.92%
Class B (UGTBX)	7/21/95	0.23%	0.75%	3.16%	3.46%
Class C (OUSCX)	12/1/93	0.34%	0.74%	3.16%	3.15%
Class I (OUSIX)	8/1/13	0.83%	1.94%	2.74% *	N/A
Class R (OUSNX)	3/1/01	0.49%	1.27%	3.68%	3.65%
Class Y (OUSYX)	5/18/98	0.73%	1.64%	4.18%	4.22%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/27/15

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	-1.62%	-0.72%	3.48%	3.68%
Class B (UGTBX)	7/21/95	-3.74%	-3.21%	2.99%	3.46%
Class C (OUSCX)	12/1/93	-0.66%	-0.25%	3.16%	3.15%
Class I (OUSIX)	8/1/13	0.83%	1.94%	2.74% *	N/A
Class R (OUSNX)	3/1/01	-0.50%	0.28%	3.68%	3.65%
Class Y (OUSYX)	5/18/98	0.73%	1.64%	4.18%	4.22%

* Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 2/28/15

Class A	2.35%
Class B	1.56
Class C	1.58
Class I	2.77
Class R	2.09
Class Y	2.58

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% CDSC for the 1- year period. Prior to August 1, 2013, the maximum initial sales charge for Class A shares of the Fund was 4.75%; for Class B shares, the contingent deferred sales charge was 5% (1- year) and 2% (5-year). Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no longer be subject to a CDSC upon

6    OPPENHEIMER LIMITED-TERM BOND FUND

redemption (any CDSC will remain in effect for purchases prior to 7/1/14). There is no sales charge for Class I and Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized.

Standardized yield is based on net investment income for the 30-day period ended 2/28/15 and the maximum offering price at the end of the period for Class A shares and the net asset value for Class B, Class C, Class I, Class N and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to that of the Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7    OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 27, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 27, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8    OPPENHEIMER LIMITED-TERM BOND FUND

Actual	Beginning Account Value September 1, 2014	Ending Account Value February 27, 2015	Expenses Paid During 6 Months Ended February 27, 2015
Class A	$1,000.00	$1,006.40	$4.06
Class B	1,000.00	1,002.30	8.18
Class C	1,000.00	1,003.40	8.18
Class I	1,000.00	1,008.30	2.28
Class R	1,000.00	1,004.90	5.60
Class Y	1,000.00	1,007.30	3.22
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.61	4.09
Class B	1,000.00	1,016.52	8.24
Class C	1,000.00	1,016.52	8.24
Class I	1,000.00	1,022.39	2.30
Class R	1,000.00	1,019.08	5.64
Class Y	1,000.00	1,021.45	3.25

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 27, 2015 are as follows:

Class	Expense Ratios
Class A	0.82%
Class B	1.65
Class C	1.65
Class I	0.46
Class R	1.13
Class Y	0.65

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS February 27, 2015* Unaudited

	Principal Amount	Value

Asset-Backed Securities—15.7%

Auto Loan—14.5%

American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. D, 5.91%, 7/15/19[1]	$1,605,000	$1,609,780
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	955,000	956,824
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	2,765,000	2,776,209
Series 2014-2, Cl. A, 0.99%, 10/10/17[1]	1,061,653	1,060,731
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	740,000	740,890
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	1,825,000	1,839,747
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	995,000	990,901

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. D, 3.38%, 4/9/18	1,685,000	1,726,630
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,339,187
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,349,876
Series 2012-4, Cl. D, 2.68%, 10/9/18	950,000	958,722
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	802,199
Series 2013-1, Cl. C, 1.57%, 1/8/19	485,000	484,348
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,869,814
Series 2013-4, Cl. C, 2.72%, 9/9/19	1,500,000	1,524,827
Series 2013-5, Cl. B, 1.52%, 1/8/19	1,000,000	1,002,291
Series 2013-5, Cl. C, 2.29%, 11/8/19	4,655,000	4,678,855
Series 2014-2, Cl. E, 3.37%, 11/8/21	1,965,000	1,951,996
Series 2014-3, Cl. D, 3.13%, 10/8/20	2,560,000	2,575,020
Series 2014-4, Cl. D, 3.07%, 11/9/20	1,390,000	1,393,663

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,239,994
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	450,377
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	703,518

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,087,033
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	566,923
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	624,068
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,008,571
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,157,455

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,815,000	2,860,984
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	480,170	479,435
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,660,000	1,653,872

CarMax Auto Owner Trust, Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,555,387

CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	1,764,677	1,761,133
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,175,984	1,171,329
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,649,375	1,647,408
Series 2014-D, Cl. A, 1.49%, 4/15/19[1]	4,080,551	4,080,900
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	353,650	355,492

Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	350,000	348,916
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	1,285,000	1,289,576
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,083,328
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,010,255
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	1,595,000	1,592,680

DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	142,921	144,729

10    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

DT Auto Owner Trust: (Continued)
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	$1,985,808	$2,003,727
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	965,000	973,799
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,317,846
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,915,135
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,817,126
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,413,333
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,229,877

Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	3,870,000	3,899,189
Series 2013-2A, Cl. B, 3.09%, 7/16/18[1]	2,030,000	2,047,896
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	1,700,000	1,727,036
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,220,771
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,228,536
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	389,974	388,582
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	614,717

First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	815,000	825,809
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,135,000	1,167,187
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,380,000	1,392,919
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	906,463
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	4,004,370
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,534,505
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,210,000	1,214,675

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	825,894	824,269
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,801,622	1,799,964

GM Financial Automobile Leasing Trust, Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	320,000	321,739

Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.471%, 10/25/19[1,2]	815,000	815,398

Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.421%, 9/25/18[1,2]	2,055,000	2,056,798

Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	1,540,000	1,575,621
Series 2012-5, Cl. D, 3.30%, 9/17/18	1,516,000	1,552,692
Series 2012-6, Cl. D, 2.52%, 9/17/18	1,585,000	1,595,184
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,500,000	3,511,284
Series 2013-2, Cl. C, 1.95%, 3/15/19	3,973,000	3,994,267
Series 2013-2, Cl. D, 2.57%, 3/15/19	4,410,000	4,474,260
Series 2013-3, Cl. C, 1.81%, 4/15/19	4,000,000	4,001,826
Series 2013-4, Cl. C, 3.25%, 1/15/20	3,000,000	3,079,851
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,475,905
Series 2013-5, Cl. D, 2.73%, 10/15/19	1,840,000	1,851,423
Series 2013-A, Cl. C, 3.12%, 10/15/19[1]	4,800,000	4,920,888
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	1,695,000	1,772,745
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,020,000	3,039,609
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	990,218
Series 2014-3, Cl. C, 2.13%, 8/17/20	1,270,000	1,266,507
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,175,000	1,178,828
Series 2015-1, Cl. D, 3.24%, 4/15/21	1,795,000	1,799,098

11    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	$28,293	$28,344
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	830,000	842,296
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	757,322

TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	591,873

United Auto Credit Securitization Trust:
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,035,000	1,037,292
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	980,000	968,624

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	853,918
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,071,864

		150,399,278

Equipment—0.7%

CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	2,753,216	2,770,593
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	3,716,833	3,735,088

Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 1.489%, 2/25/32[3]	5,049,828	561,556

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	689,159	689,205

		7,756,442

Home Equity Loan—0.5%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,070,385	2,058,763

TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	2,790,000	2,806,687
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	594,298	588,555

		5,454,005

Total Asset-Backed Securities (Cost $163,145,733)		163,609,725

Mortgage-Backed Obligations—46.1%

Government Agency—29.2%

FHLMC/FNMA/FHLB/Sponsored—28.6%

Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	32,442	34,121
5.00%, 7/1/33-6/1/34	990,946	1,102,443
5.50%, 9/1/39	3,208,918	3,581,649
6.00%, 1/1/22-7/1/24	1,055,108	1,192,597
6.50%, 4/1/18-4/1/34	579,254	648,788
7.00%, 8/1/16-3/1/35	2,322,772	2,733,087
7.50%, 1/1/32-2/1/32	1,463,747	1,784,345
8.00%, 4/1/16	26,440	26,779
9.00%, 8/1/22-5/1/25	39,506	43,737
11.50%, 6/1/20-11/17/20	1,378	1,376
12.50%, 7/1/19	74	75

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 4.41%, 2/1/28[3]	85,776	14,726
Series 205, Cl. IO, 12.259%, 9/1/29[3]	593,489	137,456
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	202,313	53,497
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	231,089	40,465

12    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	$13,858	$15,493
Series 1644, Cl. S, 2.142%, 12/15/23[2]	2,705,004	2,805,154
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,395,940	1,561,635
Series 2116, Cl. ZA, 6.00%, 1/15/29	764,364	870,608
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,192,371	1,362,619
Series 2220, Cl. PD, 8.00%, 3/15/30	92,483	109,191
Series 2326, Cl. ZP, 6.50%, 6/15/31	146,062	163,622
Series 2344, Cl. FP, 1.122%, 8/15/31[2]	207,146	213,502
Series 2368, Cl. PR, 6.50%, 10/15/31	574,480	644,093
Series 2427, Cl. ZM, 6.50%, 3/15/32	537,192	623,698
Series 2451, Cl. FD, 1.172%, 3/15/32[2]	138,333	142,889
Series 2461, Cl. PZ, 6.50%, 6/15/32	319,555	375,040
Series 2464, Cl. FI, 1.172%, 2/15/32[2]	130,205	133,772
Series 2465, Cl. PG, 6.50%, 6/15/32	440,724	507,341
Series 2470, Cl. LF, 1.172%, 2/15/32[2]	130,588	134,166
Series 2517, Cl. GF, 1.172%, 2/15/32[2]	103,492	106,327
Series 2551, Cl. LF, 0.672%, 1/15/33[2]	14,358	14,474
Series 2668, Cl. AZ, 4.00%, 9/15/18	187,416	197,942
Series 3015, Cl. GM, 5.00%, 8/15/35	6,823,596	7,450,421
Series 3465, Cl. HA, 4.00%, 7/15/17	36,601	36,818
Series 3617, Cl. DC, 4.00%, 7/15/27	40,662	40,664
Series 3822, Cl. JA, 5.00%, 6/15/40	794,747	842,758
Series 3848, Cl. WL, 4.00%, 4/15/40	1,138,854	1,166,669
Series 3917, Cl. BA, 4.00%, 6/15/38	854,407	892,790

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 54.482%, 7/17/28[3]	131,568	29,309
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	239,909	55,140
Series 2122, Cl. S, 30.893%, 2/15/29[3]	718,220	175,812
Series 2304, Cl. SK, 39.459%, 6/15/29[3]	717,843	164,449
Series 2493, Cl. S, 45.90%, 9/15/29[3]	175,601	36,835
Series 2526, Cl. SE, 28.577%, 6/15/29[3]	279,202	55,974
Series 2795, Cl. SH, 7.939%, 3/15/24[3]	2,051,989	286,629
Series 2920, Cl. S, 52.831%, 1/15/35[3]	1,709,123	351,048
Series 2922, Cl. SE, 5.675%, 2/15/35[3]	390,804	80,489
Series 3004, Cl. SB, 0.00%, 7/15/35[3,5]	2,320,020	413,707
Series 3201, Cl. SG, 1.504%, 8/15/36[3]	1,067,864	179,102
Series 3397, Cl. GS, 14.988%, 12/15/37[3]	261,099	46,003
Series 3424, Cl. EI, 8.613%, 4/15/38[3]	207,250	28,221
Series 3450, Cl. BI, 8.157%, 5/15/38[3]	2,880,317	569,959
Series 3606, Cl. SN, 0.342%, 12/15/39[3]	633,493	102,820
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	2,022,837	135,892
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	1,459,893	81,694

Federal National Mortgage Assn.:
3.50%, 3/1/45[6]	35,165,000	36,854,570
4.00%, 3/1/45[6]	138,875,000	148,498,610
4.50%, 3/1/30[6]	2,295,000	2,403,295
5.00%, 3/1/45[6]	13,067,000	14,496,204

Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	3,153,454	3,317,863

13    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn. Pool: (Continued)
5.00%, 12/1/17-6/1/22	$5,292,109	$5,592,002
5.50%, 2/1/35-5/1/36	957,890	1,082,404
6.00%, 6/1/30-3/1/37	7,253,865	8,295,839
6.50%, 6/1/17-1/1/34	5,783,012	6,654,858
7.00%, 11/1/17-11/1/35	4,434,931	5,233,843
7.50%, 2/1/27-8/1/33	3,751,584	4,492,822
8.00%, 12/1/22	13,119	15,490
8.50%, 7/1/32	30,070	34,763
11.00%, 7/1/16	2,105	2,131
11.50%, 11/1/15	2,960	2,978

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 39.626%, 5/25/23[3]	506,562	77,646
Series 252, Cl. 2, 39.629%, 11/25/23[3]	257,939	39,815
Series 303, Cl. IO, 39.078%, 11/25/29[3]	2,302,724	577,367
Series 319, Cl. 2, 17.397%, 2/25/32[3]	429,343	98,214
Series 321, Cl. 2, 4.013%, 4/25/32[3]	608,743	141,916
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	268,797	43,825
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	1,579,280	174,366
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	910,982	194,069
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	751,626	149,172
Series 351, Cl. 10, 11.358%, 4/25/34[3]	643,582	128,325
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	590,417	117,682
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	442,918	88,626
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	215,761	45,060
Series 362, Cl. 13, 1.026%, 8/25/35[3]	381,739	80,699
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	537,766	113,694

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 12.737%, 9/25/32[7]	110,101	101,394

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,563,871	1,785,616
Series 1993-87, Cl. Z, 6.50%, 6/25/23	422,002	469,875
Series 1999-54, Cl. LH, 6.50%, 11/25/29	306,327	350,430
Series 2001-51, Cl. OD, 6.50%, 10/25/31	1,310,493	1,498,536
Series 2002-29, Cl. F, 1.171%, 4/25/32[2]	137,676	141,484
Series 2002-64, Cl. FJ, 1.171%, 4/25/32[2]	42,380	43,552
Series 2002-68, Cl. FH, 0.673%, 10/18/32[2]	82,712	83,841
Series 2003-112, Cl. AN, 4.00%, 11/25/18	437,927	463,063
Series 2003-116, Cl. FA, 0.571%, 11/25/33[2]	150,994	151,973
Series 2003-130, Cl. CS, 13.758%, 12/25/33[2]	187,987	221,266
Series 2003-28, Cl. KG, 5.50%, 4/25/23	1,465,214	1,644,523
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,254,534	2,530,424
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,728,955
Series 2006-11, Cl. PS, 23.94%, 3/25/36[2]	280,816	430,827
Series 2006-46, Cl. SW, 23.572%, 6/25/36[2]	178,555	257,522
Series 2006-50, Cl. KS, 23.573%, 6/25/36[2]	380,401	550,929
Series 2006-50, Cl. SK, 23.573%, 6/25/36[2]	801,594	1,128,536
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,228,648
Series 2010-43, Cl. KG, 3.00%, 1/25/21	511,924	526,746
Series 2011-15, Cl. DA, 4.00%, 3/25/41	757,288	794,881
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,535,316	1,680,691
Series 2011-88, Cl. AB, 2.50%, 9/25/26	798,202	816,119

14    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2012-20, Cl. FD, 0.571%, 3/25/42[2]	$514,513	$516,134

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 26.637%, 11/18/31[3]	507,363	115,084
Series 2001-63, Cl. SD, 27.583%, 12/18/31[3]	210,409	48,419
Series 2001-68, Cl. SC, 18.773%, 11/25/31[3]	134,473	31,215
Series 2001-81, Cl. S, 24.219%, 1/25/32[3]	134,509	36,283
Series 2002-28, Cl. SA, 33.451%, 4/25/32[3]	132,264	32,926
Series 2002-38, Cl. SO, 45.702%, 4/25/32[3]	226,662	45,236
Series 2002-39, Cl. SD, 36.32%, 3/18/32[3]	239,560	62,566
Series 2002-41, Cl. S, 54.46%, 7/25/32[3]	818,883	199,180
Series 2002-48, Cl. S, 29.125%, 7/25/32[3]	213,873	43,496
Series 2002-52, Cl. SD, 35.042%, 9/25/32[3]	214,567	52,097
Series 2002-52, Cl. SL, 31.661%, 9/25/32[3]	135,376	29,462
Series 2002-53, Cl. SK, 35.411%, 4/25/32[3]	149,431	36,464
Series 2002-56, Cl. SN, 30.902%, 7/25/32[3]	292,242	68,199
Series 2002-77, Cl. IS, 40.876%, 12/18/32[3]	386,166	102,421
Series 2002-77, Cl. SH, 34.67%, 12/18/32[3]	195,350	39,466
Series 2002-9, Cl. MS, 25.375%, 3/25/32[3]	222,117	51,129
Series 2003-25, Cl. IK, 22.641%, 4/25/33[3]	3,462,386	523,517
Series 2003-33, Cl. SP, 29.441%, 5/25/33[3]	490,806	101,910
Series 2003-4, Cl. S, 29.21%, 2/25/33[3]	301,903	74,187
Series 2005-12, Cl. SC, 9.357%, 3/25/35[3]	190,152	41,095
Series 2005-14, Cl. SE, 36.957%, 3/25/35[3]	1,420,323	231,178
Series 2005-40, Cl. SB, 53.488%, 5/25/35[3]	1,095,178	182,182
Series 2005-52, Cl. JH, 1.401%, 5/25/35[3]	612,628	107,195
Series 2005-6, Cl. SE, 15.788%, 2/25/35[3]	2,245,964	366,208
Series 2007-88, Cl. XI, 28.444%, 6/25/37[3]	668,702	114,910
Series 2008-55, Cl. SA, 10.257%, 7/25/38[3]	358,504	50,437
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	749,410	48,166
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	2,631,783	165,250
Series 2012-40, Cl. PI, 0.528%, 4/25/41[3]	1,788,279	337,396

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 3.53%, 6/15/25[3]	3,353,452	86,996

		298,218,293

GNMA/Guaranteed—0.6%

Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	28,995	33,197
7.00%, 1/15/28-8/15/28	207,662	231,557
7.50%, 2/15/22-11/15/26	138,796	148,904
8.00%, 9/15/16-8/15/28	30,584	31,488
8.50%, 8/15/17-12/15/17	53,607	56,569
9.50%, 7/15/18-12/15/19	3,424	3,446
10.00%, 8/15/17-8/15/19	23,620	23,923
10.50%, 12/15/15-12/15/20	38,811	39,210

Government National Mortgage Assn. II Pool:
1.625%, 4/20/17[2]	3,084	3,164
7.00%, 1/20/30	45,029	54,601
11.00%, 10/20/19-7/20/20	40,080	40,523

15    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 59.712%, 3/16/28[3]	$315,219	$68,763
Series 2007-17, Cl. AI, 19.02%, 4/16/37[3]	2,565,858	571,262
Series 2011-52, Cl. HS, 8.938%, 4/16/41[3]	4,202,844	855,390

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,424,764	2,858,854
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	577,106	670,352

		5,691,203

Non-Agency—16.9%

Commercial—15.6%

Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,500,000	2,609,194
Series 2006-6, Cl. AM, 5.39%, 10/10/45	4,440,000	4,701,494

Banc of America Funding Trust, Series 2006-G, Cl. 2A4, 0.464%, 7/20/36[2]	4,800,000	4,476,883

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.27%, 9/26/35[1,2]	763,214	777,924
Series 2012-RR2, Cl. 6A3, 2.705%, 9/26/35[1,2]	1,712,974	1,718,786
Series 2012-RR6, 2.404%, 11/26/36[1]	2,433,712	2,437,983

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[2]	2,398,284	2,427,968
Series 2005-9, Cl. A1, 2.43%, 10/25/35[2]	1,112,317	1,099,492

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	3,535,000	3,745,394

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,3,4]	3,037,675	128,811

CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.351%, 1/15/46[2]	3,795,000	3,934,199

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.442%, 1/25/36[2]	1,339,175	1,268,865

CHL Mortgage Pass-Through Trust, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	2,213,052	2,185,070

Citigroup Commercial Mortgage Trust, Series 2008-C7, Cl. AM, 6.15%, 12/10/49[2]	3,590,000	3,930,533

Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[2]	3,690,404	3,660,624
Series 2012-8, Cl. 1A1, 2.665%, 10/25/35[1,2]	3,231,880	3,261,213

COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.772%, 6/10/46[2]	3,750,000	3,947,184
Series 2012-CR4, Cl. D, 4.575%, 10/15/45[1,2]	270,000	274,987
Series 2012-CR5, Cl. E, 4.335%, 12/10/45[1,2]	420,000	418,728
Series 2013-CR7, Cl. D, 4.354%, 3/10/46[1,2]	1,280,000	1,241,121
Series 2014-UBS3, Cl. D, 4.815%, 6/10/47[1,2]	650,000	628,644

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[3,4]	17,074,608	1,587,042

Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 5.787%, 7/10/38[2]	405,000	425,232
Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[2]	470,000	509,190
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	4,250,000	4,460,673

Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Cl. AJ, 5.466%, 2/15/39[2]	2,650,000	2,747,357
Series 2006-C4, Cl. AM, 5.509%, 9/15/39	4,070,000	4,293,630

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,250,000	2,298,614

16    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Commercial (Continued)

CSMC, Series 2009-13R, Cl. 4A1, 2.623%, 9/26/36[1,2]	$222,487	$224,257

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.557%, 11/10/46[1,2]	400,000	441,846

FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,2]	3,606,000	3,738,154
Series 2011-K702, Cl. B, 4.77%, 4/25/44[1,2]	1,495,000	1,609,568
Series 2012-K501, Cl. C, 3.443%, 11/25/46[1,2]	2,015,000	2,063,520
Series 2012-K706, Cl. C, 4.027%, 11/25/44[1,2]	3,762,000	3,879,732
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,2]	4,000,000	4,092,660
Series 2012-K708, Cl. C, 3.759%, 2/25/45[1,2]	600,000	613,174
Series 2012-K710, Cl. C, 3.819%, 6/25/47[1,2]	4,250,000	4,335,380
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,2]	1,642,030	1,620,588
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	530,000	517,067
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,2]	530,000	519,542
Series 2013-K30, Cl. C, 3.556%, 6/25/45[1,2]	855,000	830,670
Series 2013-K502, Cl. C, 3.188%, 3/25/45[1,2]	955,000	971,877
Series 2013-K712, Cl. C, 3.368%, 5/25/45[1,2]	4,200,000	4,182,982
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	4,390,000	4,322,405
Series 2014-K714, Cl. C, 3.856%, 1/25/47[1,2]	4,000,000	4,031,618
Series 2014-K715, Cl. C, 4.124%, 2/25/46[1,2]	1,435,000	1,472,182

GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.554%, 4/10/38[2]	1,985,000	2,051,545

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,405,749	1,300,137

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.221%, 7/25/35[2]	622,371	618,834

Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,3,4]	1,086,164	172

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Cl. E, 5.207%, 5/15/45[1,2]	2,055,000	2,148,631

JP Morgan Chase Commercial Mortgage Securities Trust: Series 2005-CB13, Cl. AM, 5.288%, 1/12/43[2]	3,350,000	3,432,422
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	4,695,000	4,931,858

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.556%, 7/25/35[2]	1,418,639	1,423,962

JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.623%, 9/26/36[1,2]	844,913	846,881

JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.562%, 8/15/46[1,2]	855,000	847,698

LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Cl. AM, 5.858%, 6/15/38[2]	2,230,000	2,352,243
Series 2007-C6, Cl. AM, 6.114%, 7/15/40[2]	3,510,000	3,807,999

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	110,612	96,150

Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	1,855,000	1,961,974

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Cl. E, 4.661%, 11/15/45[1,2]	810,000	821,279

Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	4,650,000	4,945,031
Series 2007-IQ15, Cl. AM, 5.907%, 6/11/49[2]	1,400,000	1,501,689

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 1.958%, 11/26/36[1,2]	3,411,525	3,379,398

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.36%, 6/26/46[1,2]	1,221,284	1,234,173

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.158%, 7/26/45[1,2]	378,467	377,897

17    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.395%, 8/25/34[2]	$181,846	$180,660

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.889%, 5/10/63[1,2]	380,000	383,012

Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Cl. AM, 4.75%, 5/15/44	1,750,000	1,760,671
Series 2005-C22, Cl. AM, 5.319%, 12/15/44[2]	1,005,000	1,030,239
Series 2007-C30, Cl. AM, 5.383%, 12/15/43	850,000	904,464

WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.341%, 12/25/35[2]	221,596	215,226
Series 2005-AR16, Cl. 1A1, 2.339%, 12/25/35[2]	977,648	934,410

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.615%, 2/25/35[2]	3,237,180	3,259,501
Series 2005-AR10, Cl. 1A1, 2.614%, 6/25/35[2]	3,282,648	3,363,223
Series 2006-AR8, Cl. 2A4, 2.601%, 4/25/36[2]	550,457	537,982

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.458%, 12/15/45[1,2]	1,525,000	1,510,733
Series 2012-C7, Cl. E, 4.845%, 6/15/45[1,2]	710,000	734,452
Series 2012-C8, Cl. E, 4.876%, 8/15/45[1,2]	2,840,000	2,924,978
Series 2013-C11, Cl. D, 4.182%, 3/15/45[1,2]	416,000	406,988
Series 2013-C15, Cl. D, 4.482%, 8/15/46[1,2]	1,250,000	1,231,788

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1,3,4]	13,609,234	713,838

		162,836,195

Multi-Family—0.3%

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[2]	3,020,906	2,957,673

Residential—1.0%

Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[2]	2,355,926	2,354,503

CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	4,700,000	4,920,879

CHL Mortgage Pass-Through Trust, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,927,616	2,031,553

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.526%, 12/25/34[2]	148,842	147,508

RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	14,334	11,735

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.419%, 10/25/33[2]	660,750	676,377

		10,142,555

Total Mortgage-Backed Obligations (Cost $469,251,852)		479,845,919

U.S. Government Obligations—5.5%

Federal National Mortgage Assn. Nts., 1%, 9/27/17	9,489,000	9,507,807

United States Treasury Nts.:
0.875%, 1/15/18	13,939,000	13,897,615
2.00%, 9/30/20[8]	29,948,000	30,535,250
2.50%, 8/15/23[8]	3,266,000	3,415,521

Total U.S. Government Obligations (Cost $56,461,522)		57,356,193

18    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal
	Amount	Value

Corporate Bonds and Notes—50.9%

Consumer Discretionary—8.9%

Auto Components—0.5%

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	$2,111,000	$2,100,483

TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17[9]	2,705,000	2,989,025

		5,089,508

Automobiles—2.3%

Daimler Finance North America LLC, 2.25% Sr. Unsec. Nts., 3/2/20[1,6]	2,100,000	2,109,097

Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	2,300,000	2,303,726
3.00% Sr. Unsec. Nts., 6/12/17	4,000,000	4,136,516

General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,630,181

Harley-Davidson Financial Services, Inc.:
1.55% Sr. Unsec. Nts., 11/17/17[1]	2,000,000	2,011,384
2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,602,778
3.875% Sr. Unsec. Nts., 3/15/16[1]	1,340,000	1,383,198

Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,484,000	2,478,090
1.625% Sr. Unsec. Nts., 10/2/15[1]	762,000	765,641
1.875% Unsec. Nts., 8/9/16[1]	1,000,000	1,011,106

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	1,682,000	1,730,902

Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	2,000,000	2,011,564

		24,174,183

Hotels, Restaurants & Leisure—1.0%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	2,300,000	2,307,655

Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,400,000	2,407,082

Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	3,403,000	3,521,278

Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,000,000	2,140,296

		10,376,311

Household Durables—0.8%

Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	1,800,000	1,993,500

Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,340,250

Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,650,000	2,729,500

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	546,318
1.65% Sr. Unsec. Nts., 11/1/17	585,000	589,049

		8,198,617

Internet & Catalog Retail—0.2%

QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	2,003,612

Leisure Equipment & Products—0.4%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,877,000	3,839,269

Media—2.9%

CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,180,945

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50% Sr. Unsec. Nts., 3/1/16	1,900,000	1,947,078

19    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.: (Continued)
5.875% Sr. Unsec. Nts., 10/1/19	$1,900,000	$2,178,381

Historic TW, Inc., 8.05% Sr. Unsec. Nts., 1/15/16	344,000	364,425

Interpublic Group of Cos, Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,476,573

Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,625,863

Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,254,902

Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	2,000,000	2,034,510

Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,918,411
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,228,194

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	2,300,000	2,304,508

Time Warner Cable, Inc., 5% Sr. Unsec. Nts., 2/1/20	1,850,000	2,058,003

Viacom, Inc., 2.75% Sr. Unsec. Nts., 12/15/19	4,090,000	4,143,526

		30,715,319

Specialty Retail—0.4%

Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	2,206,000	2,316,300

Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,900,000	2,037,750

		4,354,050

Textiles, Apparel & Luxury Goods—0.4%

Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	2,033,000

Levi Strauss & Co., 7.625% Sr. Unsec. Nts., 5/15/20	1,900,000	2,002,125

		4,035,125

Consumer Staples—3.5%

Beverages—0.8%

Anheuser-Busch Cos. LLC, 5.50% Sr. Unsec. Nts., 1/15/18	2,100,000	2,340,985

Beam Suntory, Inc., 5.375% Sr. Unsec. Nts., 1/15/16	1,226,000	1,272,552

FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,383,916

Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,225,000	2,284,817

		8,282,270

Food & Staples Retailing—0.6%

Kroger Co. (The):
1.20% Sr. Unsec. Nts., 10/17/16	1,000,000	1,002,854
6.40% Sr. Unsec. Nts., 8/15/17	1,335,000	1,489,823

Walgreens Boots Alliance, Inc., 2.70% Sr. Unsec. Nts., 11/18/19	4,000,000	4,075,384

		6,568,061

Food Products—1.4%

Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	2,740,000	3,356,503

ConAgra Foods, Inc., 1.90% Sr. Unsec. Nts., 1/25/18	1,800,000	1,798,592

Kraft Foods Group, Inc., 2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,545,725

Mondelez International, Inc., 2.25% Sr. Unsec. Nts., 2/1/19	3,103,000	3,118,534

Tyson Foods, Inc.:
2.65% Sr. Unsec. Nts., 8/15/19	2,000,000	2,043,290
6.60% Sr. Unsec. Nts., 4/1/16	1,900,000	2,011,813

		14,874,457

20    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Tobacco—0.7%

Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	$2,500,000	$2,541,798

Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	2,014,749

Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	1,929,000	2,144,938

		6,701,485

Energy—6.1%

Energy Equipment & Services—1.1%

Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,216,973

Ensco plc, 3.25% Sr. Unsec. Nts., 3/15/16	2,300,000	2,339,974

Nabors Industries, Inc., 6.15% Sr. Unsec. Nts., 2/15/18	1,800,000	1,889,293

Seadrill Ltd., 6.50% Sr. Unsec. Nts., 10/5/15	400,000	402,500

Weatherford International LLC, 6.35% Sr. Unsec. Nts., 6/15/17	3,070,000	3,200,214

		11,048,954

Oil, Gas & Consumable Fuels—5.0%

Access Midstream Partners LP/ACMP Finance Corp., 5.875% Sr. Unsec. Nts., 4/15/21	2,000,000	2,096,230

Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	2,300,000	2,295,315

Chesapeake Energy Corp., 3.25% Sr. Unsec. Nts., 3/15/16	2,000,000	2,002,500

DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,441,461

DCP Midstream Operating LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,896,000	2,739,161

EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,200,000	2,195,085

Enterprise Products Operating LLC, 2.55% Sr. Unsec. Nts., 10/15/19	3,000,000	3,036,216

EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	2,000,000	2,140,946

Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	4,000,000	4,387,648

Kodiak Oil & Gas Corp., 8.125% Sr. Unsec. Nts., 12/1/19	1,900,000	1,990,250

NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,250,000	2,548,125

Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	3,954,000	4,022,982

Phillips 66, 2.95% Sr. Unsec. Nts., 5/1/17	1,611,000	1,669,065

Phillips 66 Partners LP, 2.646% Sr. Unsec. Nts., 2/15/20	1,000,000	1,006,746

Range Resources Corp., 6.75% Sr. Sub. Nts., 8/1/20	1,900,000	2,009,250

Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[9]	4,674,000	4,685,685

Southwestern Energy Co., 3.30% Sr. Unsec. Nts., 1/23/18	3,000,000	3,043,947

Spectra Energy Partners LP:
2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,065,342
4.60% Sr. Unsec. Nts., 6/15/21	1,000,000	1,098,857

Tennessee Gas Pipeline Co. LLC, 8% Sr. Unsec. Nts., 2/1/16	1,914,000	2,023,711

Williams Partners LP, 3.60% Sr. Unsec. Nts., 3/15/22	1,083,000	1,084,487

Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	2,000,000	2,456,834

		52,039,843

Financials—13.9%

Capital Markets—2.9%

Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,030,072

Deutsche Bank AG, London, 1.875% Sr. Unsec. Nts., 2/13/18	4,200,000	4,208,304

Goldman Sachs Group, Inc. (The), 2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,210,357

Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,028,590

Macquarie Bank Ltd., 2.60% Sr. Unsec. Nts., 6/24/19[1]	3,400,000	3,452,992

Morgan Stanley, 2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,047,425

21    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Capital Markets (Continued)

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	$3,190,000	$3,219,176

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,10]	3,500,000	3,640,000

		29,836,916

Commercial Banks—4.5%

Bank of America Corp., 2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,277,525

CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	2,200,000	2,232,725

Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,097,795
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,364,446

Commonwealth Bank of Australia, 2.30% Sr. Unsec. Nts., 9/6/19	3,700,000	3,743,120

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,9,10]	3,370,000	4,018,725

Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,024,894

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	4,500,000	4,596,750

HSBC USA, Inc., 2.35% Sr. Unsec. Nts., 3/5/20[6]	867,000	868,910

JPMorgan Chase & Co., 2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,179,126

Lloyds Banking Group plc, 5.92% Jr. Sub. Perpetual Bonds[1,2,10]	2,100,000	2,132,823

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,9,10]	2,700,000	2,808,000

Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,780,958

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,10	2,300,000	2,541,500

Santander Bank NA, 2% Sr. Unsec. Nts., 1/12/18	2,000,000	2,002,650

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,10]	1,900,000	1,989,300

		46,659,247

Consumer Finance—0.8%

Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	2,400,000	2,502,000

Capital One NA, 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,017,080

Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	2,190,000	2,191,169

		8,710,249

Diversified Financial Services—0.9%

INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,918,125

McGraw Hill Financial, Inc., 5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,199,280

Moody’s Corp., 2.75% Sr. Unsec. Nts., 7/15/19	2,300,000	2,340,016

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	1,900,000	1,908,656

		9,366,077

Insurance—3.1%

AIA Group Ltd., 2.25% Sr. Unsec. Nts., 3/11/19[1]	3,700,000	3,703,770

AXA Equitable Life Insurance Co., 7.70% Sub. Nts., 12/1/15[1]	2,000,000	2,092,730

AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	2,000,000	2,016,024

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	4,850,000	4,725,719

MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,022,488

Pricoa Global Funding I, 2.20% Sec. Nts., 5/16/19[1]	3,400,000	3,427,489

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,9,10]	4,100,000	4,313,200

TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,597,789

22    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Insurance (Continued)

ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,9]	$4,130,000	$4,413,938

		32,313,147

Real Estate—0.2%

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	815,000	812,424

Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,763,265

		2,575,689

Real Estate Investment Trusts (REITs)—1.5%

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,185,716
7.00% Sr. Unsec. Nts., 10/15/17	1,450,000	1,636,408

BioMed Realty LP, 2.625% Sr. Unsec. Nts., 5/1/19	100,000	100,565

Host Hotels & Resorts LP, 5.875% Sr. Unsec. Nts., 6/15/19	2,350,000	2,446,921

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,506,000	1,612,884

Mack-Cali Realty LP, 5.80% Sr. Unsec. Nts., 1/15/16	2,000,000	2,074,572

Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,264,472

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	3,000,000	3,013,770

		15,335,308

Health Care—2.0%

Health Care Equipment & Supplies—0.7%

Becton Dickinson & Co., 2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,047,606

Boston Scientific Corp., 6.25% Sr. Unsec. Nts., 11/15/15	420,000	435,553

CareFusion Corp., 1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,128,806

DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,438,000	2,485,624

		7,097,589

Health Care Providers & Services—0.2%

Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	2,000,000	2,009,794

Life Sciences Tools & Services—0.1%

Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	137,000	139,938

Thermo Fisher Scientific, Inc., 5% Sr. Unsec. Nts., 6/1/15	975,000	986,398

		1,126,336

Pharmaceuticals—1.0%

Actavis Funding SCS, 1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,334,030

Hospira, Inc., 6.05% Sr. Unsec. Nts., 3/30/17	3,700,000	4,055,603

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,050,000	2,050,000

Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,377,418

		10,817,051

Industrials—4.0%

Aerospace & Defense—0.4%

L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	553,000	548,041
3.95% Sr. Unsec. Nts., 11/15/16	1,700,000	1,762,191

23    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Aerospace & Defense (Continued)

Textron, Inc., 4.625% Sr. Unsec. Nts., 9/21/16	$1,850,000	$1,948,832

		4,259,064

Building Products—0.2%

Masco Corp., 5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	2,047,250

Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	78,000	84,071

		2,131,321

Commercial Services & Supplies—0.4%

Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,130,000	2,183,250

Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,120,790

		4,304,040

Industrial Conglomerates—0.4%

GE Capital Trust I, 6.375% Sub. Nts., 11/15/67[2]	3,900,000	4,255,875

Machinery—1.0%

CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	1,000,000	1,012,500

Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,567,237

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	3,127,000	3,263,672

Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	2,400,000	2,485,037

		10,328,446

Marine—0.3%

AP Moeller-Maersk AS, 2.55% Unsec. Nts., 9/22/19[1]	2,500,000	2,524,350

Road & Rail—0.8%

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	1,500,000	1,523,458
3.05% Sr. Unsec. Nts., 1/9/20[1]	2,000,000	2,027,626

Ryder System, Inc.:
2.65% Unsec. Nts., 3/2/20	2,000,000	2,013,970
7.20% Sr. Unsec. Nts., 9/1/15	2,200,000	2,267,525

		7,832,579

Trading Companies & Distributors—0.5%

Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	2,996,250

International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,255,000	2,486,138

		5,482,388

Information Technology—3.1%

Electronic Equipment, Instruments, & Components—0.9%

Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,306,040

Avnet, Inc., 6% Sr. Unsec. Nts., 9/1/15	2,800,000	2,865,128

Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19[1]	4,000,000	4,020,536

		9,191,704

24    OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Internet Software & Services—0.2%

IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	$1,915,000	$1,991,600

IT Services—0.9%

Fidelity National Information Services, Inc., 1.45% Sr. Unsec. Nts., 6/5/17	2,066,000	2,063,401

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,900,000	2,898,811

Xerox Business Services LLC, 5.20% Sr. Unsec. Nts., 6/1/15	1,500,000	1,515,571

Xerox Corp.:
2.75% Sr. Unsec. Nts., 9/1/20	1,083,000	1,082,877
2.95% Sr. Unsec. Nts., 3/15/17	900,000	927,615
6.75% Sr. Unsec. Nts., 2/1/17	452,000	496,455

		8,984,730

Semiconductors & Semiconductor Equipment—0.4%

Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,416,447

NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	2,100,000	2,136,750

		4,553,197

Technology Hardware, Storage & Peripherals—0.7%

Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	3,535,000	3,607,135

Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18	3,750,000	3,889,103

		7,496,238

Materials—2.3%

Chemicals—0.9%

Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	2,014,008

Ashland, Inc., 3% Sr. Unsec. Nts., 3/15/16	2,300,000	2,331,625

Eastman Chemical Co., 3% Sr. Unsec. Nts., 12/15/15	1,080,000	1,098,363

LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,318,862

RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,233,336

		9,996,194

Metals & Mining—1.4%

ArcelorMittal, 4.50% Sr. Unsec. Nts., 3/1/16	2,287,000	2,358,469

Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	2,250,000	2,206,492

Glencore Finance Canada Ltd., 2.05% Sr. Unsec. Nts., 10/23/15[1]	2,100,000	2,111,546

Glencore Funding LLC, 2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,402,132

Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	2,000,000	2,007,952

Steel Dynamics, Inc., 7.625% Sr. Unsec. Nts., 3/15/20	1,850,000	1,933,250

Teck Resources Ltd., 2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	2,158,862

		14,178,703

Telecommunication Services—3.2%

Diversified Telecommunication Services—2.8%

British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,232,540

CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,254,875

Cox Communications, Inc., 5.875% Sr. Unsec. Nts., 12/1/16[1]	3,820,000	4,117,723

Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	3,860,000	4,054,810

Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	2,077,050

Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	2,400,000	2,460,132

Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,204,000

25    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	$2,900,000	$3,363,176

T-Mobile USA, Inc., 5.25% Sr. Unsec. Nts., 9/1/18	2,100,000	2,181,375

Verizon Communications, Inc., 1.35% Sr. Unsec. Nts., 6/9/17	2,100,000	2,100,842

Windstream Corp., 7.875% Sr. Unsec. Nts., 11/1/17	1,850,000	2,009,563

		29,056,086

Wireless Telecommunication Services—0.4%

Rogers Communications, Inc., 6.75% Sr. Unsec. Nts., 3/15/15	630,000	631,216

Vodafone Group plc, 5.625% Sr. Unsec. Nts., 2/27/17	3,148,000	3,405,497

		4,036,713

Utilities—3.9%

Electric Utilities—2.2%

Berkshire Hathaway Energy Co., 2.40% Sr. Unsec. Nts., 2/1/20	2,000,000	2,025,608

EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	2,350,000	2,590,664

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	3,063,572

Entergy Texas, Inc., 3.60% Sec. Nts., 6/1/15	509,000	512,442

Exelon Generation Co. LLC, 2.95% Sr. Unsec. Nts., 1/15/20	2,600,000	2,626,068

Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,603,270

Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,232,956

NextEra Energy Capital Holdings, Inc., 7.875% Sr. Unsec. Nts., 12/15/15	399,000	420,958

PPL WEM Holdings Ltd., 3.90% Sr. Unsec. Nts., 5/1/16[1]	3,250,000	3,347,867

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	1,900,000	2,231,941

Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,695,936

		23,351,282

Gas Utilities—0.3%

Florida Gas Transmission Co. LLC, 4% Sr. Unsec. Nts., 7/15/15[1]	3,050,000	3,083,285

Independent Power and Renewable Electricity Producers—0.3%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,208,154

Multi-Utilities—1.1%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,364,914

CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,465,753

Dominion Resources, Inc., 2.50% Sr. Unsec. Nts., 12/1/19	2,069,000	2,103,031

PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,773,213

TECO Finance, Inc., 6.75% Sr. Unsec. Nts., 5/1/15	1,325,000	1,338,156

		11,045,067

Total Corporate Bonds and Notes (Cost $524,411,674)		529,439,483

	Shares

Investment Company—0.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[11,12] (Cost $957,235)	957,235	957,235

Total Investments, at Value (Cost $1,214,228,016)	118.3%	1,231,208,555

Net Other Assets (Liabilities)	(18.3)	(190,131,859)

Net Assets	100.0%	$1,041,076,696

26    OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments

*February 27, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $278,373,366 or 26.74% of the Fund’s net assets as of February 27, 2015.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,020,807 or 1.25% of the Fund’s net assets as of February 27, 2015.

4. Interest rate is less than 0.0005%.

5. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after February 27, 2015. See Note 4 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $101,394 or 0.01% of the Fund’s net assets as of February 27, 2015.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,150,402. See Note 5 of the accompanying Notes.

9. Restricted security. The aggregate value of restricted securities as of February 27, 2015 was $23,228,573, which represents 2.23% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Credit Agricole SA, 8.375% Jr.
Sub. Perpetual Bonds	10/27/14-11/13/14	$3,876,730	$4,018,725	$141,995
Rabobank Capital Funding Trust
III, 5.254% Jr. Sub. Perpetual
Bonds	6/24/13	2,673,000	2,808,000	135,000
Rockies Express Pipeline LLC,
3.90% Sr. Unsec. Unsub. Nts.,
4/15/15	8/2/13-2/4/15	4,677,970	4,685,685	7,715
Swiss Re Capital I LP, 6.854%
Jr. Sub. Perpetual Bonds	6/24/13-12/1/14	4,157,389	4,313,200	155,811
TRW Automotive, Inc., 7.25%
Sr. Unsec. Nts., 3/15/17	9/20/13	2,951,346	2,989,025	37,679
ZFS Finance USA Trust V, 6.50%
Jr. Sub. Nts., 5/9/37	2/20/14-12/8/14	4,361,013	4,413,938	52,925

		$22,697,448	$23,228,573	$531,125

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

27    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended February 27, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares February 27, 2015

Oppenheimer Institutional Money
Market Fund, Cl. E	10,925,718	180,058,429	190,026,912	957,235

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$957,235	$9,081

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

12. Rate shown is the 7-day yield as of February 27, 2015.

Futures Contracts as of February 27, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long
Bonds	CBT	Sell	6/19/15	22	$3,560,563	$2,289
United States Treasury Nts.,
2 yr.	CBT	Sell	6/30/15	120	26,229,375	(4,441)
United States Treasury Nts.,
5 yr.	CBT	Sell	6/30/15	261	31,132,406	(17,653)
United States Treasury Nts.,
10 yr.	CBT	Sell	6/19/15	1,142	145,944,031	(338,309)

						$(358,114)

Over-the-Counter Interest Rate Swaptions Written at February 27, 2015
Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value

			Three- Month USD
Interest Rate Swap			BBA
maturing 5/16/17	GSG	Pay	LIBOR	1.490%	5/12/15 USD	200,000	$340,000	$ (236,404)

Glossary:

Counterparty Abbreviations

GSG	Goldman Sachs Group, Inc. (The)

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate

Exchange Abbreviations
CBT	Chicago Board of Trade

See accompanying Notes to Financial Statements.

28    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 27, 20151 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,213,270,781)	$1,230,251,320
Affiliated companies (cost $957,235)	957,235

1,231,208,555

Cash	1,098,179

Receivables and other assets:
Investments sold (including $44,031,495 sold on a when-issued or delayed delivery basis)	57,928,351
Interest, dividends and principal paydowns	7,617,887
Shares of beneficial interest sold	2,405,026
Variation margin receivable	774,950
Other	102,332

Total assets	1,301,135,280
Liabilities
Swaptions written, at value (premiums received $340,000)	236,404

Payables and other liabilities:
Investments purchased (including $248,876,067 purchased on a when-issued or delayed delivery basis)	255,963,486
Shares of beneficial interest redeemed	2,941,289
Variation margin payable	333,476
Trustees’ compensation	193,498
Distribution and service plan fees	181,451
Dividends	175,996
Shareholder communications	4,868
Other	28,116

Total liabilities	260,058,584

Net Assets	$1,041,076,696

Composition of Net Assets
Par value of shares of beneficial interest	$112,267

Additional paid-in capital	1,036,864,142

Accumulated net investment income	1,833,649

Accumulated net realized loss on investments	(14,459,402)

Net unrealized appreciation on investments	16,726,040

Net Assets	$1,041,076,696

1. February 27, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

29    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $710,261,365 and 76,603,011 shares of beneficial interest outstanding)	$9.27
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$9.48

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,645,223 and 2,122,022 shares of beneficial interest outstanding)	$9.26

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,300,997 and 16,562,020 shares of beneficial interest outstanding)	$9.26

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,288,625 and 999,027 shares of beneficial interest outstanding)	$9.30

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,146,980 and 3,467,499 shares of beneficial interest outstanding)	$9.27

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $116,433,506 and 12,513,534 shares of beneficial interest outstanding)	$9.30

See accompanying Notes to Financial Statements.

30     OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF

OPERATIONS For the Six Months Ended February 27, 20151 Unaudited

Investment Income
Interest	$15,340,612

Fee income on when-issued securities	570,150

Dividends—affiliated companies	9,081

Total investment income	15,919,843
Expenses
Management fees	2,089,804

Distribution and service plan fees:
Class A	830,370
Class B	107,632
Class C	720,611
Class R	72,593

Transfer and shareholder servicing agent fees:
Class A	755,233
Class B	23,743
Class C	158,999
Class I	1,192
Class R	34,164
Class Y	102,164

Shareholder communications:
Class A	15,350
Class B	1,119
Class C	3,232
Class I	2
Class R	797
Class Y	422

Trustees’ compensation	7,803

Custodian fees and expenses	7,414

Other	30,652

Total expenses	4,963,296
Less waivers and reimbursements of expenses	(282,771)

Net expenses	4,680,525

Net Investment Income	11,239,318

1. February 27, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

31    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$296,642
Closing and expiration of futures contracts	(3,278,404)

Net realized loss	(2,981,762)

Net change in unrealized appreciation/depreciation on:
Investments	(1,907,173)
Futures contracts	(311,814)
Swaption contracts written	103,596

Net change in unrealized appreciation/depreciation	(2,115,391)

Net Increase in Net Assets Resulting from Operations	$6,142,165

See accompanying Notes to Financial Statements.

32     OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 27, 2015[1] (Unaudited)	Year Ended August 29, 2014[1]
Operations
Net investment income	$11,239,318	$20,686,885
Net realized loss	(2,981,762)	(9,358,921)
Net change in unrealized appreciation/depreciation	(2,115,391)	14,250,981

Net increase in net assets resulting from operations	6,142,165	25,578,945
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,665,165)	(18,952,452)
Class B	(213,078)	(671,942)
Class C	(1,433,945)	(2,738,208)
Class I	(128,377)	(147,764)
Class R2	(389,131)	(870,621)
Class Y	(1,400,531)	(812,032)

	(13,230,227)	(24,193,019)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	50,423,179	31,374,433
Class B	(4,400,706)	(9,922,044)
Class C	20,344,168	14,124,458
Class I	4,977,137	4,346,363
Class R2	2,411,291	(3,478,649)
Class Y	54,961,979	45,717,656

	128,717,048	82,162,217
Net Assets
Total increase	121,628,986	83,548,143
Beginning of period	919,447,710	835,899,567

End of period (including accumulated net investment income of
$1,833,649 and $3,824,558, respectively)	$1,041,076,696	$919,447,710

1. February 27, 2015 and August 29, 2014 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Effective July 1, 2014, Class N shares were renamed Class R. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

33    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 27, 2015 [1] (Unaudited)	Year Ended August 29, 2014[1]	Year Ended August 30, 2013[1]	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Operating Data
Net asset value, beginning of period	$9.34	$9.32	$9.86	$9.64	$9.61	$9.01

Income (loss) from investment operations:
Net investment income[2]	0.11	0.25	0.18	0.22	0.34	0.43
Net realized and unrealized gain (loss)	(0.05)	0.06	(0.29)	0.32	0.06	0.60

Total from investment operations	0.06	0.31	(0.11)	0.54	0.40	1.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.13)	(0.29)	(0.18)	(0.22)	(0.34)	(0.43)
Distributions from net realized gain	0.00	0.00	(0.25)	(0.10)	(0.03)	0.00

Total dividends and/or distributions to shareholders	(0.13)	(0.29)	(0.43)	(0.32)	(0.37)	(0.43)

Net asset value, end of period	$9.27	$9.34	$9.32	$9.86	$9.64	$9.61

Total Return, at Net Asset Value[3]	0.64%	3.32%	(1.21)%	5.77%	4.32%	11.75%
Ratios/Supplemental Data

Net assets, end of period (in thousands)	$710,261	$664,895	$632,387	$754,344	$666,222	$746,068

Average net assets (in thousands)	$692,383	$623,486	$722,428	$724,262	$672,108	$665,818

Ratios to average net assets:[4]
Net investment income	2.41%	2.62%	1.85%	2.27%	3.60%	4.66%
Total expenses	0.90%[5]	0.91%[5]	1.00%	0.99%	1.00%[5]	1.02%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.85%	0.90%	0.90%	0.90%	0.90%

Portfolio turnover rate[6]	44%	147%	162%	143%	57%	56%

34    OPPENHEIMER LIMITED-TERM BOND FUND

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	0.90%
Year Ended August 29, 2014	0.91%
Year Ended August 31, 2011	1.00%
Year Ended August 31, 2010	1.02%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426

See accompanying Notes to Financial Statements.

35    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class B	27, 2015[1]	August 29,	August 30,	August 31,	August 31,	August 31,
	(Unaudited)	2014[1]	2013[1]	2012	2011	2010

Per Share Operating Data
Net asset value, beginning of period	$9.33	$9.31	$9.85	$9.63	$9.60	$8.99

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.11	0.15	0.27	0.36
Net realized and unrealized gain (loss)	(0.05)	0.06	(0.29)	0.32	0.06	0.61

Total from investment operations	0.02	0.23	(0.18)	0.47	0.33	0.97

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.21)	(0.11)	(0.15)	(0.27)	(0.36)
Distributions from net realized gain	0.00	0.00	(0.25)	(0.10)	(0.03)	0.00

Total dividends and/or distributions to shareholders	(0.09)	(0.21)	(0.36)	(0.25)	(0.30)	(0.36)

Net asset value, end of period	$9.26	$9.33	$9.31	$9.85	$9.63	$9.60

Total Return, at Net Asset Value[3]	0.23%	2.51%	(1.94)%	4.98%	3.55%	11.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,645	$24,216	$34,046	$54,057	$55,064	$70,046

Average net assets (in thousands)	$21,763	$28,962	$45,170	$55,554	$61,028	$68,025

Ratios to average net assets:[4]
Net investment income	1.58%	1.86%	1.10%	1.54%	2.86%	3.95%
Total expenses	1.66% [5]	1.66% [5]	1.93%	1.92%	1.95% [5]	2.00% [5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.63%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[6]	44%	147%	162%	143%	57%	56%

36    OPPENHEIMER LIMITED-TERM BOND FUND

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	1.66%
Year Ended August 29, 2014	1.66%
Year Ended August 31, 2011	1.95%
Year Ended August 31, 2010	2.00%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426

See accompanying Notes to Financial Statements.

37    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 27,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class C	2015[1]	August 29,	August 30,	August 31,	August 31,	August 31,
	(Unaudited)	2014[1]	2013[1]	2012	2011	2010

Per Share Operating Data
Net asset value, beginning of period	$9.32	$9.31	$9.84	$9.63	$9.60	$8.99

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.11	0.15	0.27	0.36
Net realized and unrealized gain (loss)	(0.04)	0.05	(0.28)	0.31	0.06	0.61

Total from investment operations	0.03	0.22	(0.17)	0.46	0.33	0.97

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.21)	(0.11)	(0.15)	(0.27)	(0.36)
Distributions from net realized gain	0.00	0.00	(0.25)	(0.10)	(0.03)	0.00

Total dividends and/or distributions to shareholders	(0.09)	(0.21)	(0.36)	(0.25)	(0.30)	(0.36)

Net asset value, end of period	$9.26	$9.32	$9.31	$9.84	$9.63	$9.60

Total Return, at Net Asset Value[3]	0.34%	2.40%	(1.84)%	4.87%	3.55%	11.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$153,301	$134,000	$119,677	$161,528	$141,529	$159,924

Average net assets (in thousands)	$145,800	$122,206	$145,990	$155,641	$142,267	$136,902

Ratios to average net assets:[4]
Net investment income	1.58%	1.82%	1.10%	1.52%	2.85%	3.89%
Total expenses	1.65% [5]	1.65% [5]	1.78%	1.76%	1.79% [5]	1.81% [5]
Expenses after payments, waiver sand/or reimbursements and reduction to custodian expenses	1.65%	1.64%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[6]	44%	147%	162%	143%	57%	56%

38     OPPENHEIMER LIMITED-TERM BOND FUND

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	1.65%
Year Ended August 29, 2014	1.65%
Year Ended August 31, 2011	1.79%
Year Ended August 31, 2010	1.81%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426

See accompanying Notes to Financial Statements.

39    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 27,	Year Ended	Period Ended
Class I	2015[1]	August 29,	August 30,
	(Unaudited)	2014[1]	2013[1,2]

Per Share Operating Data
Net asset value, beginning of period	$9.37	$9.35	$9.40

Income (loss) from investment operations:
Net investment income[3]	0.13	0.28	0.02
Net realized and unrealized gain (loss)	(0.05)	0.06	(0.05)

Total from investment operations	0.08	0.34	(0.03)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.32)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.15)	(0.32)	(0.02)

Net asset value, end of period	$9.30	$9.37	$9.35

Total Return, at Net Asset Value[4]	0.83%	3.70%	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,289	$4,362	$10

Average net assets (in thousands)	$8,025	$4,274	$10

Ratios to average net assets:[5]
Net investment income	2.78%	3.01%	2.58%
Total expenses	0.46%[6]	0.47%[6]	0.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%	0.47%	0.44%

Portfolio turnover rate[7]	44%	147%	162%

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. For the period from August 1, 2013 (inception of offering) to August 30, 2013.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	0.46%
Year Ended August 29, 2014	0.47%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Period Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

40     OPPENHEIMER LIMITED-TERM BOND FUND

	Six Months
	Ended
Class R	February 27,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015[1]	August 29,	August 30,	August 31,	August 31,	August 31,
	(Unaudited)	2014[1]	2013[1]	2012	2011	2010

Per Share Operating Data
Net asset value, beginning of period	$9.34	$9.32	$9.86	$9.64	$9.61	$9.01

Income (loss) from investment operations:
Net investment income[2]	0.10	0.22	0.15	0.20	0.32	0.41
Net realized and unrealized gain (loss)	(0.05)	0.06	(0.29)	0.32	0.06	0.60

Total from investment operations	0.05	0.28	(0.14)	0.52	0.38	1.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.12)	(0.26)	(0.15)	(0.20)	(0.32)	(0.41)
Distributions from net realized gain	0.00	0.00	(0.25)	(0.10)	(0.03)	0.00

Total dividends and/or distributions to shareholders	(0.12)	(0.26)	(0.40)	(0.30)	(0.35)	(0.41)

Net asset value, end of period	$9.27	$9.34	$9.32	$9.86	$9.64	$9.61

Total Return, at Net Asset Value[3]	0.49%	3.03%	(1.45)%	5.50%	4.06%	11.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,147	$29,966	$33,368	$44,488	$42,871	$48,461

Average net assets (in thousands)	$31,316	$31,470	$39,970	$44,693	$43,606	$43,197

Ratios to average net assets:[4]
Net investment income	2.11%	2.34%	1.60%	2.02%	3.35%	4.41%
Total expenses	1.13% [5]	1.13%[5]	1.33%	1.30%	1.36%[5]	1.45%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.13%	1.15%	1.15%	1.15%	1.15%

Portfolio turnover rate[6]	44%	147%	162%	143%	57%	56%

41    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	1.13%
Year Ended August 29, 2014	1.13%
Year Ended August 31, 2011	1.36%
Year Ended August 31, 2010	1.45%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426

See accompanying Notes to Financial Statements.

42     OPPENHEIMER LIMITED-TERM BOND FUND

	Six Months
	Ended
Class Y	February 27,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015[1]	August 29,	August 30,	August 31,	August 31,	August 31,
	(Unaudited)	2014[1]	2013[1]	2012	2011	2010

Per Share Operating Data
Net asset value, beginning of period	$9.37	$9.35	$9.90	$9.68	$9.65	$9.04

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.20	0.24	0.35	0.48
Net realized and unrealized gain (loss)	(0.05)	0.08	(0.30)	0.33	0.08	0.59

Total from investment operations	0.07	0.33	(0.10)	0.57	0.43	1.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.31)	(0.20)	(0.25)	(0.37)	(0.46)
Distributions from net realized gain	0.00	0.00	(0.25)	(0.10)	(0.03)	0.00

Total dividends and/or distributions to shareholders	(0.14)	(0.31)	(0.45)	(0.35)	(0.40)	(0.46)

Net asset value, end of period	$9.30	$9.37	$9.35	$9.90	$9.68	$9.65

Total Return, at Net Asset Value[3]	0.73%	3.52%	(1.05)%	6.02%	4.60%	12.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,434	$62,009	$16,412	$16,762	$11,805	$35,559

Average net assets (in thousands)	$93,779	$27,625	$18,643	$17,648	$13,636	$122,075

Ratios to average net assets:[4]
Net investment income	2.57%	2.69%	2.11%	2.49%	3.69%	5.19%
Total expenses	0.65% [5]	0.66% [5]	0.70%	0.67%	0.89% [5]	0.59%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.59%

Portfolio turnover rate[6]	44%	147%	162%	143%	57%	56%

43    OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

1. February 27, 2015, August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 27, 2015	0.65%
Year Ended August 29, 2014	0.66%
Year Ended August 31, 2011	0.89%
Year Ended August 31, 2010	0.59%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 27, 2015	$968,277,819	$782,667,073
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426

See accompanying Notes to Financial Statements.

44     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 27, 2015 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, will continue to be subject to a CDSC after the shares are renamed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Semiannual and Annual Periods. The last day of the Fund’s semiannual and annual periods was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

45    OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

46     OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended August 29, 2014, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $454,856 which were deferred. Details of the fiscal year ended August 29, 2014 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$11,059,273

As of February 27, 2015, it is estimated that the capital loss carryforwards would be $14,041,035 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 27, 2015, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 27, 2015 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,214,346,490
Federal tax cost of other investments	(206,848,261)

Total federal tax cost	$1,007,498,229

Gross unrealized appreciation	$23,388,292
Gross unrealized depreciation	(6,780,745)

Net unrealized appreciation	$16,607,547

47     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

48     OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

49     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 27, 2015 based on valuation input level:

50     OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$163,609,725	$—	$163,609,725
Mortgage-Backed Obligations	—	479,620,958	224,961	479,845,919
U.S. Government Obligations	—	57,356,193	—	57,356,193
Corporate Bonds and Notes	—	529,439,483	—	529,439,483
Investment Company	957,235	—	—	957,235

Total Investments, at Value	957,235	1,230,026,359	224,961	1,231,208,555
Other Financial Instruments:
Futures contracts	2,289	—	—	2,289

Total Assets	$959,524	$1,230,026,359	$224,961	$1,231,210,844

Liabilities Table
Other Financial Instruments:
Futures contracts	$(360,403)	$—	$—	$(360,403)
Swaptions written, at value	—	(236,404)	—	(236,404)

Total Liabilities	$(360,403)	$(236,404)	$—	$(596,807)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$(147,121)	$147,121

Total Assets	$(147,121)	$147,121

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional

51     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 27, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$248,876,067
Sold securities	44,031,495

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for he securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

52     OPPENHEIMER LIMITED-TERM BOND FUND

4. Investments and Risks (Continued)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. As of February 27, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

53     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATE3MENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

54     OPPENHEIMER LIMITED-TERM BOND FUND

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the six months ended February 27, 2015, the Fund had an ending monthly average market value of $59,615,110 and $159,071,761 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

55     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the six months ended February 27, 2015, the Fund had an ending monthly average market value of $33,772 on written swaptions.

Written swaption activity for the six months ended February 27, 2015 was as follows:

	Notional Amount	Amount of Premiums

Swaptions outstanding as of
August 29, 2014	—	$—
Swaptions written	200,000	340,000
Swaptions closed or expired	—	—
Swaptions exercised	—	—

Swaptions outstanding as of
February 27, 2015	200,000	$340,000

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails

56     OPPENHEIMER LIMITED-TERM BOND FUND

5. Risk Exposures and the Use of Derivative Instruments (Continued)

to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the

57     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at February 27, 2015:

Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amount of Liabilities in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Goldman Sachs Group, Inc. (The)	$ (236,404)	$ —	$ —	$ —	$ (236,404)

* OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures are excluded from these reported amounts.

** Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Statements of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities as of February 27, 2015:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value		Consolidated Statement of Assets and Liabilities Location	Value

Interest rate contracts	Variation margin receivable	$774,950	*	Variation margin payable	$333,476	*
Interest rate contracts				Swaptions written, at value	236,404

Total		$774,950			$569,880

* Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Closing and expiration of futures contracts

Interest rate contracts	$ (3,278,404)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts	Swaption contracts Written	Total

Interest rate contracts	$(311,814)	$103,596	$(208,218)

58     OPPENHEIMER LIMITED-TERM BOND FUND

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 27, 2015		Year Ended August 29, 2014
	Shares	Amount	Shares	Amount
Class A
Sold	16,153,984	$150,092,688	23,465,137	$219,789,180
Dividends and/or distributions reinvested	963,151	8,934,816	1,874,715	17,559,551
Redeemed	(11,694,948)	(108,604,325)	(21,996,550)	(205,974,298)

Net increase	5,422,187	$50,423,179	3,343,302	$31,374,433

Class B
Sold	139,826	$1,297,919	302,566	$2,829,087
Dividends and/or distributions reinvested	21,604	200,068	66,742	624,354
Redeemed	(635,817)	(5,898,693)	(1,429,822)	(13,375,485)

Net decrease	(474,387)	$(4,400,706)	(1,060,514)	$(9,922,044)

Class C
Sold	5,198,977	$48,199,139	5,386,917	$50,351,403
Dividends and/or distributions reinvested	139,730	1,293,637	268,300	2,508,835
Redeemed	(3,146,315)	(29,148,608)	(4,143,954)	(38,735,780)

Net increase	2,192,392	$20,344,168	1,511,263	$14,124,458

Class I
Sold	604,707	$5,641,124	666,748	$6,244,257
Dividends and/or distributions reinvested	11,156	103,763	15,702	147,421
Redeemed	(82,501)	(767,750)	(217,850)	(2,045,315)

Net increase	533,362	$4,977,137	464,600	$4,346,363

Class R1
Sold	738,008	$6,856,619	970,367	$9,084,239
Dividends and/ or distributions reinvested	39,454	365,861	86,306	808,541
Redeemed	(518,271)	(4,811,189)	(1,428,071)	(13,371,429)

Net increase (decrease)	259,191	$2,411,291	(371,398)	$(3,478,649)

Class Y
Sold	10,593,420	$98,677,915	6,565,970	$61,719,097
Dividends and/or distributions reinvested	120,450	1,120,919	75,640	710,551
Redeemed	(4,815,629)	(44,836,855)	(1,780,860)	(16,711,992)

Net increase	5,898,241	$54,961,979	4,860,750	$45,717,656

1. Effective July 1, 2014, Class N shares were renamed Class R.

59    OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 27, 2015 were as follows:

	Purchases	Sales
Investment securities	$412,521,276	$288,039,786
U.S. government and government agency obligations	129,697,498	140,211,814
To Be Announced (TBA) mortgage-related securities	968,277,819	782,667,073

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.45%
Next $500 million	0.40
Next $4 billion	0.35
Over $5 billion	0.30

The Fund’s management fee for the fiscal six months ended February 27, 2015 was 0.42% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

60     OPPENHEIMER LIMITED-TERM BOND FUND

8. Fees and Other Transactions with Affiliates (Continued)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 27, 2015, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	11,633
Accumulated Liability as of February 27, 2015	92,192

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

61     OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
February 27, 2015	$ 58,581	$ 22,572	$ 13,673	$ 10,920	$ 249

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the following annual rates: 0.82% for Class A shares, 1.65% for Class B and Class C shares, respectively; 1.15% for Class R shares and 0.65% for Class Y shares. As of December 29, 2014 the expense limits were removed from Class B, Class C, Class R and Class Y shares. During the six months ended February 27, 2015, the Manager waived fees and/or reimbursed the Fund $269,140, $853, $2,487, $47 and $855 for Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 27, 2015, the Manager waived fees and/or reimbursed the Fund $9,389 for IMMF management fees.

These undertakings may be modified or terminated as set forth according to the terms in the prospectus.

9. Pending Litigation

In 2009, seven class action lawsuits were filed in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not

62    OPPENHEIMER LIMITED-TERM BOND FUND

9. Pending Litigation (Continued)

including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also named as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raised claims under federal securities laws and alleged, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions sought unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. In March 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. In July 2014, the court entered an order and final judgment approving the settlements as fair, reasonable and adequate. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund (the “California Fund Suit”). OFI believes the California Fund Suit is without legal merit and is defending the suit vigorously. While it is premature to render any opinion as to the outcome in the California Fund Suit, or whether any costs that OFI may bear in defending the California Fund Suit might not be reimbursed by insurance, OFI believes the California Fund Suit should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of the California Fund Suit should not have any material effect on the operations of any of the Oppenheimer funds.

63     OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance

64    OPPENHEIMER LIMITED-TERM BOND FUND

services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Peter Strzalkowski, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Adviser and the Fund. Throughout the year, the Adviser provided information on the investment performance of the Fund, including comparative performance information. The Board also reviewed information, prepared by the Adviser and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail funds in the short term bond category. The Board noted that the Fund’s three-, five- and ten-year performance was better than its category median although its one-year performance was below its category median.

Costs of Services by the Adviser. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short term bond funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fees were lower than its peer group median and category median and its total expenses were equal to its peer group median and category median, after fee waivers. After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.82% for Class A shares. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the Fund’s current prospectus, unless approved by the Board.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding OFI Global’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

65    OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2015. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

66     OPPENHEIMER LIMITED-TERM BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

67     OPPENHEIMER LIMITED-TERM BOND FUND

OPPENHEIMER LIMITED-TERM BOND FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Peter I. Wold, Trustee
Peter A. Strzalkowski, Vice President
William F. Glavin, Jr., Trustee
Arthur P. Steinmetz, President and Principal Executive Officer
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

68    OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

69    OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
—	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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71    OPPENHEIMER LIMITED-TERM BOND FUND

Visit us at oppenheimerfunds.com for 24-hour access to account information and transactions or call us at 800 CALL OPP (800 225 5677) for 24-hour automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0220.001.0215 April 22, 2015

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/27/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/10/2015